Deferred tax assets and liabilities that were directly charged or credited to equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OCI
Beginning balance	₩ (894,711)	₩ (963,126)
Changes	639,864	68,415
Ending balance	(254,847)	(894,711)
Tax effect
Beginning balance	141,490	156,381
Changes	(146,799)	(14,891)
Ending balance	(5,309)	141,490
Gain (loss) on valuation of financial assets measured at FVOCI
OCI
Beginning balance	11,713	(255,593)
Changes	427,657	267,306
Ending balance	439,370	11,713
Tax effect
Beginning balance	(8,754)	76,124
Changes	(124,147)	(84,878)
Ending balance	(132,901)	(8,754)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
OCI
Beginning balance	235	(2,141)
Changes	(11,621)	2,376
Ending balance	(11,386)	235
Tax effect
Beginning balance	(65)	588
Changes	3,196	(653)
Ending balance	3,131	(65)
Foreign currency translation adjustments for foreign operations
OCI
Beginning balance	(306,766)	(317,264)
Changes	98,418	10,498
Ending balance	(208,348)	(306,766)
Tax effect
Beginning balance	(15,087)	(25,054)
Changes	5,970	9,967
Ending balance	(9,117)	(15,087)
Gain (loss) on cash flow hedge
OCI
Beginning balance	(24,485)	7,286
Changes	(23,492)	(31,771)
Ending balance	(47,977)	(24,485)
Tax effect
Beginning balance	6,733	(4,845)
Changes	7,533	11,578
Ending balance	14,266	6,733
Equity in other comprehensive income of associates
OCI
Beginning balance	4,957	(5,868)
Changes	3,343	10,825
Ending balance	8,300	4,957
Tax effect
Beginning balance	(74)	3,306
Changes	(48)	(3,380)
Ending balance	(122)	(74)
The accumulated other comprehensive income in separate account
OCI
Beginning balance	5,672	(6,295)
Changes	14,382	11,967
Ending balance	20,054	5,672
Tax effect
Beginning balance	(1,560)	1,731
Changes	(3,955)	(3,291)
Ending balance	(5,515)	(1,560)
Remeasurements of the defined benefit liability
OCI
Beginning balance	(477,382)	(349,538)
Changes	(76,156)	(127,844)
Ending balance	(553,538)	(477,382)
Tax effect
Beginning balance	130,700	95,543
Changes	21,306	35,157
Ending balance	152,006	130,700
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
OCI
Beginning balance	(108,655)	(33,713)
Changes	207,333	(74,942)
Ending balance	98,678	(108,655)
Tax effect
Beginning balance	29,597	8,988
Changes	(56,654)	20,609
Ending balance	₩ (27,057)	₩ 29,597